U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 12b-25
                           NOTIFICATION OF LATE FILING

(Check One):  [ ] Form 10-K    [ ] Form 20-F  [ ] Form 11-K  [x] Form 10-Q
              [ ] Form N-SAR

  For Period ended:  June 30, 2003
  [ ] Transition Report on Form 10-K
  [ ] Transition Report on Form 20-F
  [ ] Transition Report on Form 11-K
  [ ] Transition Report on Form 10-Q
  [ ] Transition Report on Form N-SAR
  For the Transition Period Ended:______________________________________________

  Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

PART I - REGISTRANT INFORMATION

Swiss Medica, Inc.
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Full Name of Registrant

Global Path Inc.
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Former Name if Applicable

53 Yonge Street, Third Floor
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Address of Principal Executive Office (Street and Number)

Toronto, Ontario, Canada M5E 1J3
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City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[X]
         (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date.

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
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PART III- NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

         With the change in business focus from a holding company to a bioscience company that occurred during the quarter ended June 30, 2003, the Company is still compiling the necessary information it needs to complete the preparation of its quarterly financial statements.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


Raghu Kilambi                    416                     868-0202
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(Name)                        (Area Code)            (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [x] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [x] Yes [ ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                               Swiss Medica, Inc.
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                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date: August 12, 2003


/s/ Raghu Kilambi
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Raghu Kilambi, Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

                                    ATTENTION

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).

Swiss Medica, Inc.
Notification of Late Filing
Part IV, Item 3.

Significant Change in Results of Operations

The Company changed its business focus in May 2003 from a technology holding company to a bioscience company. As part of this change in business focus, new intellectual property was acquired, a new management team was retained and new consultants were hired to build the Company's business. Significant start-up cash and stock expenses were incurred in the quarter ended June 30, 2003 as part of this business transformation. The Company is currently working with its accountants to value the assets acquired and other non-cash transactions. The details of these non-cash expenses will be disclosed in the 10-Q filing for the three months ended June 30, 2003, which will be filed by August 19, 2003.